UNITED STATES
		 SECURITIES AND EXCHANGE COMMISSION
        	       WASHINGTON D.C. 20549
	        	      FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.): [ ] is a restatement.
	                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:		 Mountain Lake Investment Management LLC
Address:	 1 Battery Park Plaza, Seventh Floor
		 New York, NY 10004
13F File Number: 028-11139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	 Pinar Ilgar
Title:  CFO
Phone: (646) 388-6036
Signature,       		Place,         	and Date of Signing
Pinar Ilgar   			New York	May 16, 2011

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:	33
Form 13F Information Table Value Total:	179,832,000

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE
NAME OF ISSUER              TITLE OF CLASS CUSIP      VALUE (x10SHR OR PSH/ PUT /CINVESTMEOTHER VOTING SSHARED NONE
---------------------------------------------------------------------------------------------------------------------
ENSCO PLC                   SPONSORED ADR  29358Q109        5090   88000SH        Sole             88000      0     0
AFLAC INC                   COM            001055102         528   10000SH        Sole             10000      0     0
ALLEGHANY CORP DEL          COM            017175100        9385   28356SH        Sole             28356      0     0
ANNALY CAP MGMT INC         COM            035710409        1832  105000SH        Sole            105000      0     0
AON CORP                    COM            037389103        2966   56000SH        Sole             56000      0     0
BB&T CORP                   COM            054937107        6314  230000SH        Sole            230000      0     0
BERKSHIRE HATHAWAY INC DEL  CL A           084670108        3759      30SH        Sole                30      0     0
BP PLC                      SPONSORED ADR  055622104        1766   40000SH        Sole             40000      0     0
CHESAPEAKE ENERGY CORP      COM            165167107        3352  100000SH        Sole            100000      0     0
COMPASS MINERALS INTL INC   COM            20451N101        4910   52500SH        Sole             52500      0     0
DEVON ENERGY CORP NEW       COM            25179M103        5047   55000SH        Sole             55000      0     0
EXXON MOBIL CORP            COM            30231G102        6730   80000SH        Sole             80000      0     0
GANNETT INC                 COM            364730101        4569  300000SH        Sole            300000      0     0
BLOCK H&R  INC              COM            093671105        5859  350000SH        Sole            350000      0     0
HILLENBRAND INC             COM            431571108        3440  160000SH        Sole            160000      0     0
INGERSOLL-RAND PLC          SHS            G47791101         512   10600SH        Sole             10600      0     0
ISHARES GOLD TRUST          ISHARES        464285105         421   30000SH        Sole             30000      0     0
ISHARES SILVER TRUST        ISHARES        46428Q109        7538  205000SH        Sole            205000      0     0
JPMORGAN CHASE & CO         COM            46625H100        5071  110000SH        Sole            110000      0     0
LABORATORY CORP AMER HLDGS  COM NEW        50540R409       11120  120700SH        Sole            120700      0     0
MFA FINANCIAL INC           COM            55272X102         328   40000SH        Sole             40000      0     0
MICROSOFT CORP              COM            594918104        4570  180000SH        Sole            180000      0     0
NVR INC                     COM            62944T105       11038   14600SH        Sole             14600      0     0
REPUBLIC SVCS INC           COM            760759100       10364  345000SH        Sole            345000      0     0
RYANAIR HLDGS PLC           SPONSORED ADR  783513104        5585  200900SH        Sole            200900      0     0
SPDR GOLD TRUST             GOLD SHS       78463V107       12587   90000SH        Sole             90000      0     0
SPROTT PHYSICAL GOLD TRUST  UNIT           85207H104         313   24800SH        Sole             24800      0     0
TRAVELERS COMPANIES INC     COM            89417E109        8720  146600SH        Sole            146600      0     0
WASTE MGMT INC DEL          COM            94106L109        6064  162400SH        Sole            162400      0     0
WELLPOINT INC               COM            94973V107       12213  175000SH        Sole            175000      0     0
WELLS FARGO & CO NEW        COM            949746101        3805  120000SH        Sole            120000      0     0
WESTERN DIGITAL CORP        COM            958102105        6339  170000SH        Sole            170000      0     0
WESTERN UN CO               COM            959802109        7697  370600SH        Sole            370600      0     0